INVESTMENTS - OFFSETTING FINANCIAL LIABILITIES (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Investments, Debt and Equity Securities [Abstract]
Gross amount recognized	$ 2.9	$ 0.9
Gross amounts offset in the balance sheets	2.9	0.9
Net amounts presented in the balance sheets	$ 0.0	$ 0.0